Prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Schedule of Prepayments
	December 31,	December 31,
	2025	2024
Advertising and promotion	$1,594,444	$231,250
Consulting fees	—	100,000
Management fees	100,000	—
Other prepayments and deposits	3,578	60,399
	$1,698,022	$391,649